Summary of Significant Accounting Policies - Summary of Net Sales (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 18,165	$ 20,266	$ 51,770	$ 55,728	$ 76,067	$ 65,537
United States | Customer Consentration Risk
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	16,164	9,617	44,808	28,239	36,554	17,024
China
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	6,202	15,219	20,459	39,519	54,728	57,692
China | Customer Consentration Risk
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	1,223	10,107	4,240	26,239	38,016	43,113
Netherlands | Customer Consentration Risk
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue					34	3,458
Rest of the World
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	2,925	992	3,773	2,285	3,149	7,788
Rest of the World | Customer Consentration Risk
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 778	$ 542	$ 2,722	$ 1,250	$ 1,463	$ 1,942